Shareholders’ equity	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Shareholders’ equity

30	Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under buyback programs that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in the earnings per share calculation.

(a)	Capital

As of December 31, 2021, the outstanding capital of USD 132,439 (2020: USD 132,439) is comprised of 132,439 thousand subscribed and issued common shares (2020: 132,439 thousand), with par value of US$ 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)	Treasury shares

On September 20, 2018, the Company’s Board of Directors approved a share buyback program to repurchase up to USD 30,000 of its outstanding common shares, over the 12-month period beginning on November 6, 2018 and ending on November 6, 2019. The repurchased shares were not cancelled but held in treasury at that time. As of December 31, 2019, the Company had repurchased USD 9,435, corresponding to 881,902 shares.

On June 4, 2020, at NEXA’s Extraordinary General Meeting (“EGM”), the Company’s shareholders approved the cancellation of the 881,902 shares held in treasury, previously repurchased as explained above. For this reason, after the cancellation shares occurred on June 4, 2020, VSA holds 64.68% of NEXA’s equity.

(c)	Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(d)	Additional paid in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)	Accumulated other comprehensive income

The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2019	(109,788)	384	-	(109,404)
Translation adjustment on foreign subsidiaries	(21,115)	-	-	(21,115)
Cash flow hedge accounting	-	879	-	879
At December 31, 2019	(130,903)	1,263	-	(129,640)
Translation adjustment on foreign subsidiaries	(138,840)	-	-	(138,840)
Cash flow hedge accounting	-	3	-	3
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(875)	(875)
At December 31, 2020	(269,743)	1,266	(875)	(269,352)
Translation adjustment on foreign subsidiaries	(64,575)	-	-	(64,575)
Cash flow hedge accounting	-	327	-	327
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(7,441)	(7,441)
Changes in fair value of investments in equity instruments	-	-	(2,632)	(2,632)
At December 31, 2021	(334,318)	1,593	(10,948)	(343,673)
Attributable to NEXA's shareholders				(299,995)
Attributable to non-controlling interests				(43,678)

(f)	Earnings per share

Basic earnings per share are computed by dividing the net income attributable to the NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any dilutive shares and consequently the basic and diluted earnings per share are the same.

	2021	2020	2019
Net income (loss) for the year attributable to NEXA's shareholders	114,332	(559,247)	(145,135)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,622
Earnings (losses) per share - USD	0.86	(4.22)	(1.09)

(g)	Dividend distribution

On February 11, 2021, the Company’s Board of Directors approved, subject to ratification by the Company’s shareholders at the 2022 annual shareholders’ meeting in accordance with Luxembourg laws, a cash dividend distribution to the Company’s shareholders of record on March 12, 2021 of USD 35,000.

Additionally, during the year ended on December 31, 2021, the Company’s subisidiary Pollarix declared USD 23,730 of dividends to non-controlling interests owned by Votorantim Geração de Energia S.A., a related party.

(h)	Non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2021	2020	2021	2020
Current assets	680,609	590,948	23,070	14,537
Current liabilities	288,736	225,424	13,279	7,699
Current net assets	391,872	365,524	9,791	6,838

Non-current assets	1,345,420	1,472,015	53,516	48,831
Non-current liabilities	566,059	745,179	-	-
Non-current net assets	779,361	726,836	53,516	48,831

Net assets	1,171,233	1,092,360	63,307	55,669

Accumulated non-controlling interests	213,997	201,964	44,011	41,835

Summarized income statement	NEXA PERU		Pollarix S.A.
	2021	2020	2021	2020
Net revenues	828,571	541,099	20,996	8,591
Net income (loss) for the year	94,706	(207,866)	39,136	26,943
Other comprehensive loss	(940)	(5,575)	(2,977)	(28,548)
Total comprehensive income (loss) for the year	93,766	(213,441)	36,159	(1,605)

Comprehensive income (loss) attributable to non-controlling interests	12,991	(99,500)	24,947	(10,586)
Dividends paid to non-controlling interests	-	-	23,730	5,332

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2021	2020	2021	2020
Net cash provided by (used in) operating activities	179,842	31,370	(8,522)	(82)
Net cash used in investing activities	(93,632)	(48,883)	-	-
Net cash (used in) provided by financing activities	(92,905)	(113,415)	8,997	(868)
(Decrease) increase in cash and cash equivalents	(8,542)	(132,544)	475	(950)